Investment Objectives and Goals	Mar. 21, 2025
YieldMaxTM MSTR Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ MSTR Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of MicroStrategy Incorporated (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMaxTM AMD Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM AMD Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the Advanced Micro Devices, Inc. (“AMD” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMaxTM AMZN Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM AMZN Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMaxTM MARA Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM MARA Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of MARA Holdings, Inc. (“MARA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMaxTM Bitcoin Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM Bitcoin Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of select exchange-traded products, subject to a limit on potential investment gains.
YieldMaxTM META Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM META Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Meta Platforms Inc. (“META” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMaxTM SMCI Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMaxTM SMCI Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Super Micro Computer Inc. (“SMCI” or “Underlying Security”), subject to a limit on potential investment gains.